Derivative Instruments (Details Textual) $ in Millions	12 Months Ended
Feb. 28, 2017 USD ($)
Derivative [Line Items]
Amount of net losses, net of income tax effect, to be reclassified from AOCI to earnings within the next 12 months	$ (17.1)
Fair value of derivative instruments in a net liability position due to counterparties	$ 61.4
Not designated as hedging instrument [Member] | Foreign currency contracts [Member]
Derivative [Line Items]
Average maturity period for derivative instruments	12 months
Not designated as hedging instrument [Member] | Commodity derivative contracts [Member]
Derivative [Line Items]
Average maturity period for derivative instruments	36 months
Cash flow hedging [Member] | Designated as hedging instrument [Member]
Derivative [Line Items]
Average maturity period for derivative instruments	3 years
Maximum [Member] | Not designated as hedging instrument [Member] | Commodity derivative contracts [Member]
Derivative [Line Items]
Derivative, Remaining Maturity	5 years
Maximum [Member] | Cash flow hedging [Member] | Designated as hedging instrument [Member]
Derivative [Line Items]
Derivative, Remaining Maturity	5 years